Customer Concentration - Schedule of Revenue from External Customers by Country (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Concentration Risk [Line Items]
Revenues from External Customers	$ 5,794	$ 2,529	$ 1,405
Geographic Concentration Risk [Member]
Concentration Risk [Line Items]
Revenues from External Customers	3,907	2,046	679
Geographic Concentration Risk [Member] | Spain
Concentration Risk [Line Items]
Revenues from External Customers	1,432	1,001	451
Geographic Concentration Risk [Member] | Singapore
Concentration Risk [Line Items]
Revenues from External Customers	694	134	0
Geographic Concentration Risk [Member] | Indonesia
Concentration Risk [Line Items]
Revenues from External Customers	618	336	155
Geographic Concentration Risk [Member] | Ireland
Concentration Risk [Line Items]
Revenues from External Customers	599	285	0
Geographic Concentration Risk [Member] | France
Concentration Risk [Line Items]
Revenues from External Customers	423	136	0
Geographic Concentration Risk [Member] | United States
Concentration Risk [Line Items]
Revenues from External Customers	$ 141	$ 154	$ 73